Estimated Future Amortization Expense on Other Intangible Assets (Detail) (Other intangible assets, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
2015	$ 75,770
2016	75,213
2017	74,823
2018	60,166
2019	$ 47,870